Note 24 - Non-Current Assets and Disposal Groups Held for Sale - Components of Other Non-Current Assets and Disposal Groups Held for Sale (Detail) - Components of Other Non-Current Assets and Disposal Groups Held for Sale [Member] - EUR (€)
€ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Other assets [Member]
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Line Items]
Cash and central bank balances	€ 6
Financial assets at fair value through profit or loss	0	€ 6,086
Property and equipment	9	11
Other assets	296	0
Total assets classified as held for sale	398	6,097
Other liabilities [Member]
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Line Items]
Financial liabilities at fair value through profit or loss	0	2,000
Other liabilities	252	7,850
Total liabilities classified as held for sale	€ 252	€ 9,850